Intangible Assets - Schedule of Amortization for Intangible Assets (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021 (April-December)	$ 269,952
2022	359,936	$ 360,445
2023	270,686	360,445
Total	$ 900,574	$ 990,559	$ 628,976